Cover	Aug. 14, 2025
Cover [Abstract]
Entity Registrant Name	ACRO BIOMEDICAL CO., LTD.
Entity Central Index Key	0001622996
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 14, 2025
Entity File Number	333-207765
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-1950356
Entity Address Address Line 1	12175 Visionary Way
Entity Address Address Line 2	Suite 1160
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Local Phone Number	286-6788
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false